Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Finance Costs, net [Abstract]
Interest expense	$ 62,343	$ 41,451	$ 32,065
Less: Interest capitalized	(445)	(4,015)	(3,430)
Interest expense, net	61,898	37,436	28,635
Interest swaps termination cash settlements	(3,685)	0	0
Interest swap cash settlements non-hedging	0	1,086	2,201
Bunkers swap and call options cash settlements	(2,547)	(128)	7,427
Bunker call options premium	216	266	1,414
Amortization of loan fees	4,152	1,742	1,268
Bank charges	164	143	137
Finance project costs expensed	0	0	1,261
Change in fair value of non-hedging financial instruments	(3,359)	(4,672)	(9,116)
Net gain on the prepayment of a loan	0	0	(3,208)
Net total	$ 56,839	$ 35,873	$ 30,019